Average Annual Total Returns ((Wells Fargo Advantage International Bond))	0 Months Ended
Mar. 01, 2012
(Retail) | BofA Merrill Lynch Global Broad Market ex US Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.59%
5 Years	6.54%
10 Years	8.49%
(Retail) | Class A
Average Annual Return:
1 Year	(0.75%)
5 Years	6.67%
10 Years	8.41%
Inception Date of Share Class	Sep. 30, 2003
(Retail) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(2.41%)
5 Years	4.43%
10 Years	6.52%
Inception Date of Share Class	Sep. 30, 2003
(Retail) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.39%)
5 Years	4.38%
10 Years	6.19%
Inception Date of Share Class	Sep. 30, 2003
(Retail) | Class B
Average Annual Return:
1 Year	(1.82%)
5 Years	6.56%
10 Years	8.37%
Inception Date of Share Class	Sep. 30, 2003
(Retail) | Class C
Average Annual Return:
1 Year	2.18%
5 Years	6.87%
10 Years	8.12%
Inception Date of Share Class	Sep. 30, 2003
(Administrator) | BofA Merrill Lynch Global Broad Market ex US Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.59%
5 Years	6.54%
10 Years	8.49%
(Administrator) | Administrator Class
Average Annual Return:
1 Year	4.11%
5 Years	7.83%
10 Years	9.07%
Inception Date of Share Class	Jul. 30, 2010
(Administrator) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	2.30%
5 Years	5.46%
10 Years	7.10%
Inception Date of Share Class	Jul. 30, 2010
(Administrator) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.78%
5 Years	5.31%
10 Years	6.74%
Inception Date of Share Class	Jul. 30, 2010
(Institutional) | BofA Merrill Lynch Global Broad Market ex US Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.59%
5 Years	6.54%
10 Years	8.49%
(Institutional) | Institutional Class
Average Annual Return:
1 Year	4.31%
5 Years	7.97%
10 Years	9.20%
Inception Date of Share Class	Dec. 15, 1993
(Institutional) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	2.46%
5 Years	5.59%
10 Years	7.23%
Inception Date of Share Class	Dec. 15, 1993
(Institutional) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.91%
5 Years	5.43%
10 Years	6.86%
Inception Date of Share Class	Dec. 15, 1993